Legal Proceedings (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 15, 2018	Jun. 11, 2018	May 30, 2018	Dec. 31, 2018	Jun. 30, 2019
Legal Proceedings (Textual)
Number of shares issued upon acquisition				35,000
Mezzanine equity				$ 605
Effective date of mezzanine equity				Oct. 15, 2018
One Horizon Hong Kong Ltd [Member]
Legal Proceedings (Textual)
Ownership percentage				100.00%	100.00%
Name of Court		Court of Chancery of the State of Delaware
Zhanming Wu [Member] | Banana Whale Studios PTE Ltd [Member]
Legal Proceedings (Textual)
Number of shares issued upon acquisition			7,383,000
Ownership percentage			51.00%
Zhanming Wu [Member] | One Horizon Hong Kong Ltd [Member]
Legal Proceedings (Textual)
Number of shares issued upon acquisition			15,000,000
Filing Date			May 30, 2018
Name of Defendant			Director Defendants
Name of Court			Court of Chancery of the State of Delaware
Settlement Agreement [Member] | Zhanming Wu [Member]
Legal Proceedings (Textual)
Number of shares issued upon acquisition	354,409
Redeemed of common stock	850,000
Share price (in dollars per share)	$ 0.65